Financial Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income
Interest income	kr 547	kr 926	kr 6
Exchange rate differences			435
Total	kr 547	kr 926	kr 441